TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel	The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2024	2023	2022
Directors’ remuneration	£	£	£
Salaries and fees	4,879,413	4,008,772	4,037,116
Performance-related payments	2,871,476	1,002,607	3,701,569
Other fixed remuneration (pension and other allowances & non-cash benefits)(2)	516,442	222,538	906,201
Expenses	—	—	13,004
Total remuneration	8,267,331	5,233,917	8,657,890

	2024	2023	2022
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits	17,250,685	13,235,757	15,641,669
Post-employment benefits	654,824	611,769	740,333
Compensation for loss of office(1)	—	—	1,540,400
Total compensation	17,905,509	13,847,526	17,922,402
(1) During 2024 and 2023, no compensation for loss of office was paid to Directors or Other KMPs (2022: three Other KMPs, £1,540,400).
(2) Included in Other fixed remuneration is an employer pension contribution to a defined contribution scheme of £122,915 (2023: £nil).

Summary of Transactions with Directors, Other Key Management Personnel

		2024		2023
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	6	891	6	647
Net movements	1	(163)	—	244
At 31 December	7	728	6	891

Deposit, bank and instant access accounts and investments
At 1 January	13	1,176	16	2,995
Net movements	3	95	(3)	(1,819)
At 31 December	16	1,271	13	1,176